Assets Pledged as Collateral or for Security	12 Months Ended
Dec. 31, 2020
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Assets Pledged as Collateral or for Security
36.	ASSETS PLEDGED AS COLLATERAL OR FOR SECURITY

The following assets were provided as collateral for bank borrowings, tariff guarantees of imported raw materials or collateral:

	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

Inventories related to real estate business	$6,063,303	$10,564,873	$376,242
Property, plant and equipment	138,831	124,124	4,420
Investment properties	12,167,772	11,847,145	421,907
Other financial assets (including current and non-current)	637,775	460,890	16,414

	$19,007,681	$22,997,032	$818,983

As of December 31, 2020, in addition to the abovementioned assets, 89.6% of ownership in FAFG was also provided as collateral for syndicated bank loans.